FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 878,008	$ 979,923
Accounts receivable from related parties, current	2,850	5,559
Trade and other non-current receivables	32,674	14,338
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	614,204	789,236
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	5,880	11,806
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	36,425	21,884
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	90,618	66,886
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	97,616	70,127
Accounts receivable from related parties, current	2,850	5,559
Trade and other non-current receivables	3,434	2,492
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	6,056	502
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	23,360	40
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	33,089	31,288
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 0	$ 0